THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
             AUGUST 11, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED
                              ON FEBRUARY 14, 2007


                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006
                Check here if Amendment [X]; Amendment Number: 3
                        This Amendment (Check only one):
                              [_] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Stark Onshore Management, LLC
Address:          3600 South Lake Drive
                  St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel J. McNally
Title:       General Counsel
Phone:       (414) 294-7000

Signature, Place and Date of Signing:

/s/ Daniel J. McNally       St. Francis, Wisconsin        February 20, 2007
----------------------    --------------------------    --------------------
     (Signature)                 (City, State)                  (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              2

Form 13F Information Table Value Total:              $22,582 (thousands)

List of Other Included Managers:                     None

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                                                    FORM 13F INFORMATION TABLE
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Column 1     Column 2    Column 3     Column 4           Column 5              Column 6      Column 7             Column 8
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             Title of      CUSIP      Value      Shrs or     SH/    Put/     Investment       Other           Voting Authority
               Class                (X$1000)     Prn Amt     PRN    Call     Discretion     Managers    Sole      Shared      None
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Longview
Fibre Co.     Common    543213102       $764      40,000     SH                 Sole                    40,000
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KeySpan Corp. Common    49337W100    $21,818     540,040     SH                 Sole                   540,040
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